SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of shares upon exercise
Outstanding at beginning of year	359,404	445,264
Granted	531,570	158,551
Vested	(152,460)	(159,912)
Forfeited	(146,388)	(84,499)
Outstanding at end of year	592,126	359,404
Weighted average share price
Outstanding at beginning of year	$ 10.95
Granted	4.59	$ 8.52
Vested	10.08	11.22
Forfeited	6.85	12.57
Outstanding at end of year	$ 6.53	$ 10.95